Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 30, 2014
Putnam Multi-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Multi-Cap Value Fund seeks capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 77%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in common stocks of U.S. companies of any size, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. However, prior to becoming Putnam Multi-Cap Value Fund on September 1, 2010, the fund (as Putnam Mid Cap Value Fund) invested at least 80% of its net assets in midsize companies, and the performance information below may have differed if the fund had instead pursued a multi-cap value investment strategy during the time periods presented. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/14	7.74%
Best calendar quarter Q2 2009	25.04%
Worst calendar quarter Q4 2008	-26.42%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/13)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance reflects conversion to class A shares after five years.
Putnam Multi-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
1 year	rr_ExpenseExampleYear01	682
3 years	rr_ExpenseExampleYear03	908
5 years	rr_ExpenseExampleYear05	1,151
10 years	rr_ExpenseExampleYear10	1,849
2004	rr_AnnualReturn2004	15.53%
2005	rr_AnnualReturn2005	12.53%
2006	rr_AnnualReturn2006	14.99%
2007	rr_AnnualReturn2007	1.74%
2008	rr_AnnualReturn2008	(42.95%)
2009	rr_AnnualReturn2009	39.34%
2010	rr_AnnualReturn2010	24.34%
2011	rr_AnnualReturn2011	(4.82%)
2012	rr_AnnualReturn2012	16.08%
2013	rr_AnnualReturn2013	41.90%
1 year	rr_AverageAnnualReturnYear01	33.74%
5 years	rr_AverageAnnualReturnYear05	20.69%
10 years	rr_AverageAnnualReturnYear10	8.31%
Putnam Multi-Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	885
5 years	rr_ExpenseExampleYear05	1,206
10 years	rr_ExpenseExampleYear10	1,720
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 years	rr_ExpenseExampleNoRedemptionYear10	1,720
1 year	rr_AverageAnnualReturnYear01	35.85%
5 years	rr_AverageAnnualReturnYear05	21.02%
10 years	rr_AverageAnnualReturnYear10	8.54%
Putnam Multi-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
1 year	rr_ExpenseExampleYear01	289
3 years	rr_ExpenseExampleYear03	585
5 years	rr_ExpenseExampleYear05	1,006
10 years	rr_ExpenseExampleYear10	2,180
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 years	rr_ExpenseExampleNoRedemptionYear10	2,180
1 year	rr_AverageAnnualReturnYear01	39.82%
5 years	rr_AverageAnnualReturnYear05	21.21%
10 years	rr_AverageAnnualReturnYear10	8.14%
Putnam Multi-Cap Value Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
1 year	rr_ExpenseExampleYear01	508
3 years	rr_ExpenseExampleYear03	840
5 years	rr_ExpenseExampleYear05	1,195
10 years	rr_ExpenseExampleYear10	2,194
1 year	rr_AverageAnnualReturnYear01	36.23%
5 years	rr_AverageAnnualReturnYear05	20.64%
10 years	rr_AverageAnnualReturnYear10	8.02%
Putnam Multi-Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	431
5 years	rr_ExpenseExampleYear05	745
10 years	rr_ExpenseExampleYear10	1,635
1 year	rr_AverageAnnualReturnYear01	41.54%
5 years	rr_AverageAnnualReturnYear05	21.81%
10 years	rr_AverageAnnualReturnYear10	8.67%
Putnam Multi-Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	$ 1,061
1 year	rr_AverageAnnualReturnYear01	42.20%
5 years	rr_AverageAnnualReturnYear05	22.42%
10 years	rr_AverageAnnualReturnYear10	9.23%
Putnam Multi-Cap Value Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	33.56%
5 years	rr_AverageAnnualReturnYear05	20.58%
10 years	rr_AverageAnnualReturnYear10	7.50%
Putnam Multi-Cap Value Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.24%
5 years	rr_AverageAnnualReturnYear05	16.97%
10 years	rr_AverageAnnualReturnYear10	6.73%
Putnam Multi-Cap Value Fund | Russell 3000 Value Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.69%
5 years	rr_AverageAnnualReturnYear05	16.75%
10 years	rr_AverageAnnualReturnYear10	7.66%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over five years.
[3]	This charge is eliminated after one year.